CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Total Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-In Capital	Cumulative Dividends In Excess Of Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 5,407,840	$ 5,201,271	$ 285,173	$ 253,601	$ 4,873,727	$ (130,068)	$ (81,162)	$ 206,569
Balance (in shares) at Dec. 31, 2008			11,820	253,601
Increase (Decrease) in Stockholders' Equity
Net income	146,151	131,690				131,690		14,461
Other comprehensive income (loss)	79,028	79,028					79,028
Issuance of common stock, net	848,171	871,216		39,664	831,552			(23,045)
Issuance of common stock, net (in shares)				39,664
Repurchase of common stock	(2,685)	(2,685)		(110)	(2,575)
Repurchase of common stock (in shares)				(110)
Exercise of stock options	7,426	7,426		393	7,033
Exercise of stock options (in shares)				393
Amortization of deferred compensation	14,388	14,388			14,388
Preferred dividends	(21,130)	(21,130)				(21,130)
Common dividends ($1.92, $1.86 and $1.84 per share for the year ended 2011, 2010 and 2009, respectively)	(495,942)	(495,942)				(495,942)
Distributions to noncontrolling interests	(15,541)							(15,541)
Purchase of noncontrolling interests	(9,097)	(4,725)			(4,725)			(4,372)
Balance at Dec. 31, 2009	5,958,609	5,780,537	285,173	293,548	5,719,400	(515,450)	(2,134)	178,072
Balance (in shares) at Dec. 31, 2009			11,820	293,548
Increase (Decrease) in Stockholders' Equity
Net income	344,395	330,709				330,709		13,686
Other comprehensive income (loss)	(11,103)	(11,103)					(11,103)
Issuance of common stock, net	2,425,110	2,431,245		77,278	2,353,967			(6,135)
Issuance of common stock, net (in shares)				77,278
Repurchase of common stock	(4,527)	(4,527)		(154)	(4,373)
Repurchase of common stock (in shares)				(154)
Exercise of stock options	6,317	6,317		253	6,064
Exercise of stock options (in shares)	253			253
Amortization of deferred compensation	14,924	14,924			14,924
Preferred dividends	(21,130)	(21,130)				(21,130)
Common dividends ($1.92, $1.86 and $1.84 per share for the year ended 2011, 2010 and 2009, respectively)	(569,605)	(569,605)				(569,605)
Distributions to noncontrolling interests	(16,049)							(16,049)
Noncontrolling interests in acquired assets	10,002							10,002
Issuance of noncontrolling interests	8,395							8,395
Other	709							709
Balance at Dec. 31, 2010	8,146,047	7,957,367	285,173	370,925	8,089,982	(775,476)	(13,237)	188,680
Balance (in shares) at Dec. 31, 2010			11,820	370,925
Increase (Decrease) in Stockholders' Equity
Net income	554,494	538,891				538,891		15,603
Other comprehensive income (loss)	(6,345)	(6,345)					(6,345)
Issuance of common stock, net	1,302,008	1,305,464		36,683	1,268,781			(3,456)
Issuance of common stock, net (in shares)				36,683
Repurchase of common stock	(4,991)	(4,991)		(136)	(4,855)
Repurchase of common stock (in shares)				(136)
Exercise of stock options	30,796	30,796		1,157	29,639
Exercise of stock options (in shares)	1,157			1,157
Amortization of deferred compensation	20,034	20,034			20,034
Preferred dividends	(21,130)	(21,130)				(21,130)
Common dividends ($1.92, $1.86 and $1.84 per share for the year ended 2011, 2010 and 2009, respectively)	(766,559)	(766,559)				(766,559)
Distributions to noncontrolling interests	(15,156)							(15,156)
Noncontrolling interests in acquired assets	1,500							1,500
Issuance of noncontrolling interests	14,028							14,028
Purchase of noncontrolling interests	(34,104)	(20,045)			(20,045)			(14,059)
Balance at Dec. 31, 2011	$ 9,220,622	$ 9,033,482	$ 285,173	$ 408,629	$ 9,383,536	$ (1,024,274)	$ (19,582)	$ 187,140
Balance (in shares) at Dec. 31, 2011			11,820	408,629